UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 121.8%
ENERGY 10.4%
INTEGRATED OIL & GAS 0.1%
Duncan Energy Partners LP	18,148	$271,675
OIL & GAS EQUIPMENT & SERVICES 0.0%
Exterran Partners LP	17,673	210,309
OIL & GAS STORAGE & TRANSPORTATION 10.3%
DCP Midstream Partners LP	65,733	924,206
Enbridge Energy Partners LP(a)	56,337	1,686,166
Energy Transfer Equity LP	95,000	2,007,350
Energy Transfer Partners LP	150,667	5,558,106
Enterprise GP Holdings LP(a)	87,000	1,967,940
Enterprise Products Partners LP(a)	291,500	6,485,875
Kinder Morgan Energy Partners LP(a)	199,400	9,315,968
Magellan Midstream Partners LP	110,000	3,230,700
MarkWest Energy Partners LP	135,600	1,571,604
Spectra Energy Corp.	841,808	11,903,165
Williams Partners LP(a)	319,700	3,567,852
		48,218,932
TOTAL ENERGY		48,700,916
INDUSTRIALS—HIGHWAYS & RAILTRACKS 0.5%
Anhui Expressway Co (China)(b)	1,255,000	563,015
Cia de Concessoes Rodoviarias (Brazil)	34,263	307,957
Shenzhen Expressway Co. (China)(b)	2,296,000	799,461
Zhejiang Expressway Co., Ltd. (China)(b)	1,055,000	776,988
		2,447,421
INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
AT&T(a)	153,846	3,876,919
UTILITIES 110.0%
ELECTRIC UTILITIES 75.0%
Allegheny Energy(a)	271,000	6,279,070
American Electric Power Co.(a)	290,116	7,328,330

	Number of Shares	Value
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	35,158	$734,305
Cleco Corp.(a)	192,276	4,170,466
DPL(a)	369,200	8,321,768
Duke Energy Corp.(a),(c)	3,622,784	51,878,267
E.ON AG (ADR) (Germany)(a)	185,116	5,124,011
Electricite de France (France)(b)	294,700	11,557,796
Eletropaulo Metropolitana SA (Brazil)	28,000	394,094
Enel S.p.A. (Italy)(b)	847,000	4,061,586
Entergy Corp.	413,830	28,177,685
Exelon Corp.(a),(c),(d)	951,972	43,210,009
FirstEnergy Corp.(a)	518,718	20,022,515
Fortum Oyj (Finland)(b)	215,000	4,095,226
FPL Group(a)	675,542	34,270,246
Great Plains Energy(a)	129,697	1,747,019
ITC Holdings Corp.	102,826	4,485,270
Northeast Utilities	460,966	9,952,256
NV Energy	1,006,506	9,451,091
Pepco Holdings(a)	359,723	4,489,343
Pinnacle West Capital Corp.(a)	89,238	2,370,161
PPL Corp.(a)	630,300	18,095,913
Progress Energy(a)	510,121	18,496,988
Scottish and Southern Energy PLC (United Kingdom)(b)	232,930	3,701,258
Southern Co.(a)	1,510,666	46,256,593
Westar Energy Inc	188,000	3,295,640
		351,966,906
GAS UTILITIES 1.2%
EQT Corp.(a)	184,083	5,767,320
MULTI UTILITIES 33.8%
CenterPoint Energy(a)	395,402	4,124,043
CMS Energy Corp.(a)	735,506	8,708,391
Consolidated Edison(a)	160,198	6,345,443
Dominion Resources(a)	450,200	13,951,698
GDF Suez (France)(b)	197,000	6,756,032

	Number of Shares	Value
NSTAR	63,178	$2,014,115
OGE Energy Corp.	254,000	6,050,280
PG&E Corp.	1,089,852	41,654,143
Public Service Enterprise Group	1,000,800	29,493,576
RWE AG (Germany)(b)	28,000	1,960,853
Sempra Energy	117,000	5,410,080
United Utilities Group PLC (United Kingdom)(b)	649,593	4,502,648
Wisconsin Energy Corp.	325,931	13,418,579
Xcel Energy	770,682	14,357,806
		158,747,687
TOTAL UTILITIES		516,481,913
TOTAL COMMON STOCK (Identified cost—$579,040,349)		571,507,169
PREFERRED SECURITIES—$25 PAR VALUE 22.4%
BANK 1.7%
Bank of America Corp., 4.00%, Series 5 (FRN)	117,680	730,793
Bank of America Corp., 4.00%, Series E (FRN)	114,136	749,873
Bank of America Corp., 8.625%, Series MER	120,000	1,254,000
BB&T Capital Trust V, 8.95%, due 9/15/63(a)	110,800	2,443,140
HSBC USA, 6.50%, Series H	80,000	1,043,200
Sovereign Bancorp, 7.30%, Series C	95,075	1,248,335
Wachovia Capital Trust X, 7.85%, due 12/1/67	47,100	800,700
		8,270,041
BANK—FOREIGN 2.6%
Barclays Bank PLC, 8.125%(a)	249,800	3,327,336
Deutsche Bank Contingent Capital Trust II, 6.55%	82,488	919,741
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	232,500	3,020,175
HSBC Holdings PLC, 8.125%(a)	111,900	2,239,119
Royal Bank of Scotland Group PLC, 6.35%, Series N(a)	1,680	9,425
Royal Bank of Scotland Group PLC, 7.25%, Series T	5,385	33,656
Santander Finance Preferred, 6.50%(a)	80,000	1,119,200

	Number of Shares	Value
Santander Finance Preferred, 4.00%, Series 6 (FRN)(a)	200,000	$1,650,000
		12,318,652
FINANCE 0.4%
INVESTMENT BANKER/BROKER 0.1%
Morgan Stanley Capital Trust III, 6.25%	39,902	575,786
INVESTMENT BANKER/BROKER—FOREIGN 0.3%
Credit Suisse Guernsey, 7.90%(a)	80,000	1,361,600
TOTAL FINANCE		1,937,386
INSURANCE 3.2%
MULTI-LINE 0.4%
MetLife, 6.50%, Series B	122,500	1,797,075
MULTI-LINE—FOREIGN 1.4%
Allianz SE, 8.375%(a)	179,500	3,024,575
ING Groep N.V., 7.375%(a)	375,000	3,498,750
		6,523,325
PROPERTY CASUALTY—FOREIGN 0.3%
Arch Capital Group Ltd., 8.00%	64,000	1,270,400
REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 7.401%, Series A	100,000	1,343,000
Axis Capital Holdings Ltd., 7.25%, Series A	97,785	1,516,645
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	2,472,500
		5,332,145
TOTAL INSURANCE		14,922,945
INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(a)	143,850	2,518,813
United States Cellular Corp., 7.50%, due 6/15/34(a)	91,177	1,622,951
		4,141,764
MEDIA—DIVERSIFIED SERVICES 1.4%
Comcast Corp., 7.00%, due 9/15/55, Series B(a)	325,856	6,559,481

	Number
	of Shares	Value
REAL ESTATE 8.8%
DIVERSIFIED 0.4%
Duke Realty Corp., 8.375%, Series O	54,605	$621,405
Forest City Enterprises, 7.375%, Class A	73,475	521,673
Lexington Corporate Properties Trust, 8.05%, Series B	75,000	682,500
		1,825,578
HEALTH CARE 2.6%
Health Care REIT, 7.625%, Series F	218,800	4,227,216
LTC Properties, 8.00%, Series F	393,499	8,088,372
		12,315,588
OFFICE 2.8%
Alexandria Real Estate Equities, 8.375%, Series C(a)	405,400	7,905,300
Brandywine Realty Trust, 7.50%, Series C	70,819	662,158
SL Green Realty Corp., 7.625%, Series C	242,000	2,383,700
SL Green Realty Corp., 7.875%, Series D	197,333	2,042,396
		12,993,554
OFFICE/INDUSTRIAL 0.9%
PS Business Parks, 7.95%, Series K(a)	230,000	4,098,600
RESIDENTIAL- APARTMENT 0.4%
Apartment Investment & Management Co., 8.00%, Series V	87,000	942,210
Apartment Investment & Management Co., 7.875%, Series Y	93,000	960,690
		1,902,900
SELF STORAGE 0.5%
Public Storage, 6.45%, Series X(a)	150,000	2,472,000
SHOPPING CENTER 1.0%
COMMUNITY CENTER 0.8%
Cedar Shopping Centers, 8.875%, Series A	111,125	966,787
Developers Diversified Realty Corp., 7.50%, Series I(a)	292,000	1,506,720
Kimco Realty Corp., 7.75%, Series G(a)	100,000	1,365,000
		3,838,507

	Number of Shares	Value
REGIONAL MALL 0.2%
CBL & Associates Properties, 7.75%, Series C	122,556	$778,231
TOTAL SHOPPING CENTER		4,616,738
SPECIALTY 0.2%
Digital Realty Trust, 8.50%, Series A	56,000	976,640
TOTAL REAL ESTATE		41,201,598
UTILITIES 3.4%
ELECTRIC UTILITIES 2.0%
American Electric Power Co., 8.75%(a)	73,383	1,868,331
Entergy Louisiana LLC, 7.60%, due 4/1/32(a)	172,063	4,298,134
FPL Group Capital Inc, 8.75%, due 3/1/69	118,000	3,007,820
		9,174,285
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
Constellation Energy Group, 8.625%, due 6/15/63, Series A	51,225	925,124
MULTI UTILITIES 1.2%
PPL Electric Utilities Corp., 6.25%(e)	100,000	1,990,630
Xcel Energy, 7.60%(a)	167,500	3,887,675
		5,878,305
TOTAL UTILITIES		15,977,714
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$169,784,163)		105,329,581
PREFERRED SECURITIES—CAPITAL SECURITIES 12.3%
BANK 2.9%
Bank of America Corp., 8.00%, due 12/29/49	4,000,000	1,603,720
CoBank ACB, 11.00%, Series C, 144A(f)	80,000	3,656,440
JPMorgan Chase, 7.90%, due 4/29/49	4,500,000	2,897,779
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(f)	5,400,000	2,433,202
Webster Capital Trust IV, 7.65%, due 6/15/37	2,000,000	830,856
Wells Fargo & Co, 7.98%, due 2/28/49	4,750,000	2,235,184
		13,657,181

	Number of Shares	Value
BANK—FOREIGN 0.4%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(f)	2,000,000	$831,840
BNP Paribas, 7.195%, due 12/31/49, 144A(f)	500,000	256,175
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(f)	1,250,000	920,519
		2,008,534
ELECTRIC 2.3%
MULTI UTILITIES 1.6%
Dominion Resources, 7.50%, due 6/30/66, Series A	6,000,000	3,724,524
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	1,635,114
PPL Capital Funding, 6.70%, due 3/30/67, Series A	4,000,000	2,282,984
		7,642,622
UTILITIES 0.7%
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	2,955,642
TOTAL ELECTRIC		10,598,264
FINANCE—CREDIT CARD 0.2%
Capital One Capital III, 7.686%, due 8/15/36	2,500,000	853,190
FOOD 1.5%
Dairy Farmers of America, 7.875%, 144A(e),(f)	52,500	3,005,625
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(f)	47	4,065,500
		7,071,125
GAS UTILITIES 0.9%
Southern Union Co., 7.20%, due 11/1/66	8,100,000	4,090,500
INSURANCE 2.6%
MULTI-LINE 1.7%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B	6,750,000	4,488,750
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(f)	7,000,000	1,899,499
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	4,500,000	1,665,000
		8,053,249
PROPERTY CASUALTY 0.9%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(e),(f)	5,000,000	1,906,470

	Number of Shares	Value
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(f)	4,000,000	$2,340,116
		4,246,586
TOTAL INSURANCE		12,299,835
OIL—EXPLORATION AND PRODUCTION 0.3%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	2,000,000	1,532,500
PIPELINES 1.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	3,000,000	1,591,947
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	6,180,000	4,145,569
		5,737,516
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$99,361,955)		57,848,645

	Principal
	Amount
CORPORATE BONDS 11.0%
BANK—FOREIGN 0.4%
Natixis, 10.00%, due 4/29/49, 144A(f)	$3,000,000	901,554
Santander Perpetual SA Unipersonal, 6.671%, due 10/29/49, 144A(f)	1,950,000	1,073,955
		1,975,509
ELECTRIC—INTEGRATED 3.0%
Consolidated Edison Co of New York Inc, 6.65%, due 4/1/19	3,000,000	3,096,963
Kansas City Power & Light Co, 7.15%, 4/1/19	3,000,000	3,018,894
Metropolitan Edison Co, 7.70%, due 1/15/19	2,500,000	2,540,540
Progress Energy Inc, 7.05%, due 3/15/19	1,750,000	1,786,111
Puget Sound Energy Inc, 6.75%, due 1/15/16	2,000,000	2,016,034
WPS Resources Corp, 6.11%, due 12/1/66	2,780,000	1,475,296
		13,933,838
INSURANCE — PROPERTY CASUALTY 1.2%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	4,470,000	3,473,905

	Principal Amount	Value
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(f)	$4,000,000	$1,962,260
		5,436,165
INTEGRATED TELECOMMUNICATIONS SERVICES 2.7%
Citizens Communications Co., 7.125%, due 3/15/19(a)	3,000,000	2,370,000
Citizens Communications Co., 9.00%, due 8/15/31(a)	7,550,000	5,218,937
Embarq Corp., 7.995%, due 6/1/36(a)	4,000,000	3,006,780
Verizon Communications Inc, 6.35%, due 4/1/19	2,000,000	1,979,488
		12,575,205
MEDIA 2.3%
Cablevision Systems Corp., 8.00%, due 4/15/12	2,000,000	1,955,000
Rogers Cable, 8.75%, due 5/1/32	6,000,000	6,439,938
Time Warner Cable Inc, 8.75%, 2/14/19	2,500,000	2,658,983
		11,053,921
OIL—EXPLORATION AND PRODUCTION 0.4%
Noble Energy, 8.25%, due 3/1/19	2,000,000	2,052,036
REAL ESTATE 1.0%
HEALTH CARE 0.3%
HCP, 5.625%, due 5/1/17	2,500,000	1,597,105
SHOPPING CENTER — REGIONAL MALL 0.7%
Simon Property Group LP, 10.35%, due 4/1/19	3,100,000	3,017,407
TOTAL REAL ESTATE		4,614,512
TOTAL CORPORATE BONDS (Identified cost—$59,685,480)		51,641,186

	Number of Shares
SHORT-TERM INVESTMENTS 4.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(g)	7,300,029	7,300,029
Federated U.S. Treasury Cash Reserves Fund, 0.01%(g)	14,600,128	14,600,128

		Number of Shares	Value
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(g)		61,297	$61,297

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$21,961,454)			21,961,454

TOTAL INVESTMENTS (Identified cost—$929,833,401)	172.2%		808,288,035

WRITTEN CALL OPTIONS	(0.2)%		(730,000)

LIABILITIES IN EXCESS OF OTHER ASSETS	(10.9)%		(51,109,673)

LIQUIDATION VALUE OF PREFERRED SHARES	(61.1)%		(287,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $10.84 per share based on 43,320,750 shares of common stock outstanding)	100.0%		$469,448,362

		Number of Contracts
WRITTEN CALL OPTION
Utilities Custom Basket, Strike Price 105, 4/18/09 (Premiums received—$745,000)		500,000	$(730,000)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.
(a)	A portion or all of the security is pledged in connection with the revolving credit agreement: $197,286,287 has been pledged as collateral.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 8.3% of net assets applicable to common shares all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(c)	A portion of the security is segregated as collateral for interest rate swap transactions: $19,530,990 has been segregated as collateral.
(d)	A portion of the security has been segregated for written call option contracts: $20,515,009 has been segregated as collateral.
(e)	Illiquid security. Aggregate holdings equal 1.5% of net assets applicable to common shares of the Fund.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 5.4% of net assets applicable to common shares of the Fund.
(g)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG(b)	$35,000,000	3.510%	0.523%	December 22, 2012	$(2,391,423)
Royal Bank of Canada(b)	$35,000,000	3.525%	0.556%	October 17, 2012	(2,391,273)
Royal Bank of Canada(b)	$72,000,000	3.615%	0.523%	March 29, 2014	(5,551,960)
UBS AG(b)	$35,000,000	2.905%	0.522%	May 25, 2012	(1,576,852)
					$(11,911,508)

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2009.
(b)

Fair valued security. This security has been fair valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s board of directors. Aggregate holdings equal (2.5)% of net assets applicable to common shares of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$808,288,035	$633,598,758	$171,683,652	$3,005,625

Other Financial Instruments*	(12,641,508)	—	(12,641,508)	—

* Other financial instruments are interest rate swap contracts and written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of December 31, 2008	$3,063,050

Change in unrealized depreciation	(57,425)

Transfer into Level 3	—
Balance as of March 31, 2009	$3,005,625

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Interest Rate Contracts	$(11,911,508)
Equity Contracts	(730,000)
$(12,641,508)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options: The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$59,417,764
Gross unrealized depreciation	(180,963,130)
Net unrealized depreciation	$(121,545,366)

Cost for federal income tax purposes	$929,833,401

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

	Date:	May 28, 2009